Employee benefit plans (Amounts Recognized in Consolidated Balance Sheet Associated with Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance costs	¥ 978,626	¥ 963,406
Japan
Defined Benefit Plan Disclosure [Line Items]
Accrued expenses (Accrued pension and severance costs)	33,422	34,298
Accrued pension and severance costs	639,764	657,380
Investments and other assets - Other (Prepaid pension and severance costs)	(134,774)	(192,096)
Net amount recognized	538,412	499,582
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Accrued expenses (Accrued pension and severance costs)	7,934	3,234
Accrued pension and severance costs	338,862	306,026
Investments and other assets - Other (Prepaid pension and severance costs)	(7,883)	(5,147)
Net amount recognized	¥ 338,913	¥ 304,113